AMOUNT DUE TO DIRECTOR (Details Narrative) - USD ($)	Jun. 10, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due to Related Parties, Current		$ 82,914	$ 30,414	$ 3,140
Due to Related Parties		$ 82,914	$ 30,414
Custodian Ventures, LLC [Member] | Mr. Xiong Luo [Member]
Related Party Transaction [Line Items]
Payments to related party	$ 15,000